Commitments and Contingencies (Details 2) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Summary of future minimum rental payments for operating leases
Year Ending December 31, 2016		$ 315,000
Total future minimum rental payments, operating leases		$ 315,000
Nine months ending September 30, 2016	$ 79,000